united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LELAND INTERNATIONAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
	Shares		Fair Value
EXCHANGE TRADED FUNDS- 95.1%
EQUITY FUNDS - 95.1%
	728	Direxion Daily Developed Markets Bull 3X Shares *	$ 32,796
	19,056	iShares Core MSCI EAFE ETF	1,021,973
		TOTAL EXCHANGE TRADED FUNDS (Cost $1,042,696)	1,054,769

SHORT-TERM INVESTMENTS - 3.0%
MONEY MARKET FUND - 3.0%
	32,751	Invesco Short Term Investments Trust - Liquid Assets Portfolio
		Institutional Class, to yield 0.67% ** (Cost $32,751)	32,751

		TOTAL INVESTMENTS - 98.1% (Cost $1,075,447) (a)	$ 1,087,520
		OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	21,657
		NET ASSETS - 100.0%	$ 1,109,177

*	Non-income producting security
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,076,207 and differs from fair value by net unrealized appreciation of securities as follows:

		Unrealized appreciation	$ 11,313
		Unrealized depreciation	-
		Net unrealized appreciation	$ 11,313

As of December 31, 2016, the following Forward Foreign Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Foreign Currency Exchange Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased/Sold	Market Value	Gain/(Loss)
To Sell:
	Australian	1/13/2017	226,133	163,131	$ 6,800
	British	1/13/2017	112,086	138,188	4,334
	Canadian	1/13/2017	218,861	163,034	4,159
	Euro	1/13/2017	187,037	197,026	(1,184)
	Japanese	1/13/2017	13,940,156	119,367	1,197
	New Zealand	1/13/2017	90,288	62,693	2,247
	Norwegian	1/13/2017	1,761,234	203,982	435
	Singapore	1/13/2017	126,571	87,392	1,060
	Swedish	1/13/2017	1,651,949	181,485	(2,101)
	Swiss	1/13/2017	144,200	141,748	(1,568)
Total unrealized gain on forward foreign currency exchange contracts					$ 15,379
To Buy:
	Australian	1/13/2017	274,695	198,164	$ 271
	British	1/13/2017	104,837	129,250	(1,706)
	Canadian	1/13/2017	218,639	162,869	253
	Euro	1/13/2017	119,301	125,672	(1,645)
	Japanese	1/13/2017	17,885,661	153,151	(2,550)
	New Zealand	1/13/2017	234,153	162,588	772
	Norwegian	1/13/2017	562,091	65,100	(1,032)
	Singapore	1/13/2017	418,343	288,850	(1,006)
	Swedish	1/13/2017	1,146,455	125,951	568
	Swiss	1/13/2017	70,600	69,400	377
Total unrealized loss on forward foreign currency exchange contracts					$ (5,698)

LELAND TACTICAL CURRENCY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
	Shares		Fair Value
SHORT-TERM INVESTMENTS - 78.9%
MONEY MARKET FUND - 78.9%
	19,001,211	Invesco Short Term Investments Trust - Liquid Assets Portfolio
		Institutional Class, to yield 0.67% * (Cost $19,001,211)	$ 19,001,211

		TOTAL INVESTMENTS - 78.9% (Cost $19,001,211) (a)	$ 19,001,211
		OTHER ASSETS IN EXCESS OF LIABILITIES - 21.1%	5,090,123
		NET ASSETS - 100.0%	$ 24,091,334

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,001,211 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	-
		Net unrealized appreciation	$ -

As of December 31, 2016, the following Forward Foreign Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Foreign Currency Exchange Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased/Sold	Market Value	Gain/(Loss)
To Sell:
	Australian	1/13/2017	16,650,421	12,011,548	$ 500,661
	British	1/13/2017	8,274,827	10,201,768	319,242
	Canadian	1/13/2017	16,129,956	12,015,520	306,278
	Euro	1/13/2017	13,730,777	14,464,096	(86,581)
	Japanese	1/13/2017	1,068,347,420	9,148,052	86,001
	New Zealand	1/13/2017	6,611,946	4,591,118	165,584
	Norwegian	1/13/2017	129,322,183	14,977,822	32,120
	Singapore	1/13/2017	10,084,428	6,962,923	76,358
	Swedish	1/13/2017	120,084,532	13,192,604	(153,025)
	Swiss	1/13/2017	10,363,631	10,187,433	(112,686)
Total unrealized gain on forward foreign currency exchange contracts					$ 1,133,952
To Buy:
	Australian	1/13/2017	19,975,654	14,410,357	$ 18,595
	British	1/13/2017	7,908,562	9,750,212	(124,617)
	Canadian	1/13/2017	16,214,421	12,078,440	18,878
	Euro	1/13/2017	8,795,016	9,264,732	(121,051)
	Japanese	1/13/2017	1,320,825,742	11,309,975	(187,556)
	New Zealand	1/13/2017	16,763,588	11,640,084	55,304
	Norwegian	1/13/2017	43,714,603	5,062,933	(73,015)
	Singapore	1/13/2017	30,672,997	21,178,565	(73,704)
	Swedish	1/13/2017	84,414,857	9,273,898	41,841
	Swiss	1/13/2017	5,170,171	5,082,271	27,583
Total unrealized loss on forward foreign currency exchange contracts					$ (417,742)

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Fair Value
	COMMON STOCKS - 86.9%
	AEROSPACE/DEFENSE - 3.3%
383	Boeing Co.	$ 59,625
157	General Dynamics Corp.	27,108
184	Lockheed Martin Corp.	45,989
118	Northrop Grumman Corp.	27,444
196	Raytheon Co.	27,832
562	United Technologies Corp.	61,606
		249,604
	AGRICULTURE - 2.4%
1,157	Altria Group, Inc.	78,236
811	Philip Morris International, Inc.	74,198
521	Reynolds American, Inc.	29,197
		181,631
	AIRLINES - 0.3%
503	Delta Air Lines, Inc.	24,743

	APPAREL - 0.4%
643	NIKE, Inc.	32,684

	AUTO MANUFACTURERS - 0.7%
1,990	Ford Motor Co.	24,139
720	General Motors Co.	25,085
		49,224
	BANKS - 7.0%
4,003	Bank of America Corp. #	88,466
418	Bank of New York Mellon Corp.	19,805
200	Capital One Financial Corp.	17,448
1,139	Citigroup, Inc.	67,691
148	Goldman Sachs Group, Inc.	35,439
1,417	JPMorgan Chase & Co. #	122,273
614	Morgan Stanley	25,942
192	PNC Financial Services Group, Inc.	22,456
671	US Bancorp	34,469
1,789	Wells Fargo & Co. #	98,592
		532,581
	BEVERAGES - 2.6%
2,284	Coca-Cola Co. #	94,695
98	Constellation Brands, Inc.	15,024
843	PepsiCo, Inc.	88,203
		197,922
	BIOTECHNOLOGY - 1.7%
250	Amgen, Inc.	36,553
71	Biogen, Inc. *	20,134
294	Celgene Corp. *	34,030
474	Gilead Sciences, Inc.	33,943
		124,660
	BUILDING MATERIALS - 0.5%
304	Johnson Controls International plc	12,522
52	Martin Marietta Materials, Inc.	11,520
104	Vulcan Materials Co.	13,016
		37,058
	CHEMICALS - 3.3%
23	AdvanSix, Inc. *	509
181	Air Products & Chemicals, Inc.	26,031
116	Celanese Corp.	9,134
1,031	Dow Chemical Co.	58,994
512	EI du Pont de Nemours & Co.	37,581
283	LyondellBasell Industries NV	24,276
256	Monsanto Co.	26,934
225	PPG Industries, Inc.	21,321
230	Praxair, Inc.	26,954
69	Sherwin-Williams Co.	18,543
		250,277
	COMMERCIAL SERVICES - 0.7%
302	Automatic Data Processing, Inc.	31,040
539	PayPal Holdings, Inc. *	21,274
		52,314

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Fair Value
	COMPUTERS - 5.8%
293	Accenture PLC - Cl. A	$ 34,319
2,572	Apple, Inc. #	297,889
289	Cognizant Technology Solutions Corp. - Cl. A *	16,193
795	Hewlett Packard Enterprise Co.	18,396
417	International Business Machines Corp.	69,218
		436,015
	COSMETICS/PERSONAL CARE - 2.2%
494	Colgate-Palmolive Co.	32,327
1,580	Procter & Gamble Co. #	132,846
		165,173
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
300	American Express Co.	22,224
49	BlackRock, Inc. - Cl. A	18,646
458	Charles Schwab Corp.	18,077
639	MasterCard, Inc.	65,977
1,187	Visa, Inc. - Cl. A	92,610
		217,534
	ELECTRIC - 1.5%
171	American Electric Power Co., Inc.	10,766
200	Dominion Resources, Inc./VA	15,318
228	Duke Energy Corp.	17,697
95	Edison International	6,839
280	Exelon Corp.	9,937
158	NextEra Energy, Inc.	18,875
175	PG&E Corp.	10,635
209	PPL Corp.	7,116
340	Southern Co.	16,725
		113,908
	ELECTRONIC COMPONENTS & EQUIPEMENT - 0.3%
432	Emerson Electric Co.	24,084

	ELECTRONICS - 0.8%
511	Honeywell International, Inc.	59,199

	FOOD - 1.9%
324	General Mills, Inc.	20,013
560	Kraft Heinz Co.	48,899
481	Kroger Co.	16,599
921	Mondelez International, Inc. - Cl. A	40,828
325	Sysco Corp.	17,995
		144,334
	FOREST PRODUCTS&PAPER - 0.2%
352	International Paper Co.	18,677

	GAS - 0.1%
81	Sempra Energy	8,152

	HEALTHCARE-PRODUCTS - 1.7%
552	Abbott Laboratories	21,202
491	Medtronic PLC	34,974
149	Thermo Fisher Scientific, Inc.	21,024
338	UnitedHealth Group, Inc.	54,094
		131,294

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Fair Value
	HOUSEHOLD PRODUCTS/WARES - 0.3%
199	Kimberly-Clark Corp.	$ 22,710

	INSURANCE - 1.1%
388	American International Group, Inc.	25,340
159	Chubb, Ltd.	21,007
366	MetLife, Inc.	19,724
169	Prudential Financial, Inc.	17,586
		83,657
	INTERNET - 7.8%
165	Alphabet, Inc. - Cl A. *#	127,350
131	Alphabet, Inc. - Cl. C *#	103,811
200	Amazon.com, Inc. *#	149,974
504	eBay, Inc. *	14,964
1,038	Facebook, Inc. - Cl. A *#	119,422
180	Netflix, Inc. *	22,284
25	Priceline Group, Inc. *	36,651
420	Yahoo!, Inc. *	16,241
		590,697
	IRON/STEEL - 0.2%
260	Nucor Corp.	15,475

	LODGING - 0.2%
215	Las Vegas Sands Corp.	11,483

	MACHINERY-CONSTRUCTION & MINING - 0.5%
392	Caterpillar, Inc.	36,354

	MEDIA - 2.9%
41	Charter Communications, Inc. *	11,808
1,160	Comcast Corp.	80,098
396	Time Warner, Inc.	38,226
483	Twenty-First Century Fox, Inc.	13,543
749	Walt Disney Co.	78,061
		221,736
	MINING - 0.4%
1,073	Freeport-McMoRan, Inc. *	14,153
439	Newmont Mining Corp.	14,957
		29,110
	MISCELLANEOUS MANUFACTURING - 3.8%
402	3M Co.	71,785
6,027	General Electric Co.	190,453
200	Illinois Tool Works, Inc.	24,492
		286,730
	OIL & GAS - 4.7%
197	Anadarko Petroleum Corp.	13,737
126	Apache Corp.	7,997
665	Chevron Corp.	78,270
39	Concho Resources, Inc. *	5,171
413	ConocoPhillips	20,708
182	Devon Energy Corp.	8,312
177	EOG Resources, Inc.	17,895
1,462	Exxon Mobil Corp.	131,960
100	Hess Corp.	6,229
186	Marathon Petroleum Corp.	9,365
269	Occidental Petroleum Corp.	19,161
156	Phillips 66	13,480
60	Pioneer Natural Resources Co.	10,804
162	Valero Energy Corp.	11,068
		354,157
	OIL & GAS SERVICES - 0.8%
141	Baker Hughes, Inc.	9,161
284	Halliburton Co.	15,362
458	Schlumberger, Ltd.	38,449
		62,972

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Fair Value
	PACKAGING & CONTAINERS - 0.1%
147	Ball Corp.	$ 11,035

	PHARMACEUTICALS - 5.6%
552	AbbVie, Inc.	34,566
150	Allergan PLC *	31,501
627	Bristol-Myers Squibb Co.	36,642
347	Eli Lilly & Co.	25,522
345	Express Scripts Holding Co. *	23,733
1,027	Johnson & Johnson #	118,321
133	McKesson Corp.	18,680
1,050	Merck & Co., Inc.	61,813
2,303	Pfizer, Inc.	74,801
		425,579
	PIPELINES - 0.4%
702	Kinder Morgan, Inc.	14,538
247	Spectra Energy Corp.	10,149
244	Williams Cos, Inc.	7,598
		32,285
	RETAIL - 6.0%
221	Costco Wholesale Corp.	35,384
624	CVS Health Corp.	49,240
583	Home Depot, Inc.	78,169
441	Lowe's Cos, Inc.	31,364
430	McDonald's Corp.	52,340
700	Starbucks Corp.	38,864
290	Target Corp.	20,947
309	TJX Cos, Inc.	23,215
916	Wal-Mart Stores, Inc.	63,314
552	Walgreens Boots Alliance, Inc.	45,684
196	Yum! Brands, Inc.	12,413
		450,934
	SEMICONDUCTORS - 3.1%
515	Applied Materials, Inc.	16,619
153	Broadcom Limited	27,046
2,258	Intel Corp. #	81,898
206	NVIDIA Corp.	21,988
165	NXP Semiconductor NV *	16,172
703	QUALCOMM, Inc.	45,836
397	Texas Instruments, Inc.	28,969
		238,528
	SOFTWARE - 4.7%
325	Activision Blizzard, Inc.	11,736
201	Adobe Systems, Inc. *	20,693
110	Intuit, Inc.	12,607
3,719	Microsoft Corp. #	231,099
1,521	Oracle Corp.	58,482
260	Salesforce.com, Inc. *	17,800
		352,417
	TELECOMMUNICATIONS - 2.2%
1,141	AT&T, Inc.	48,527
2,393	Cisco Systems, Inc.	72,316
57	Level 3 Communications, Inc. *	3,213
68	T-Mobile US, Inc. *	3,911
756	Verizon Communications, Inc.	40,355
		168,322
	TRANSPORTATION - 1.8%
154	FedEx Corp.	28,675
518	Union Pacific Corp.	53,706
464	United Parcel Service, Inc. - Cl. B	53,193
		135,574

	TOTAL COMMON STOCK (Cost $5,816,864)	6,580,823

LELAND THOMSON REUTERS PRIVATE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS - 0.5%
158	American Tower Corp.	$ 16,697
104	Simon Property Group, Inc.	18,478
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $33,169)	35,175

	SHORT TERM INVESTMENT - 12.5%
	MONEY MARKET FUND - 12.5%
944,022	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.67% ** (Cost $944,022)	944,022

	TOTAL INVESTMENTS - 99.9% (Cost $6,794,055) (a)	$ 7,560,020
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	8,655
	NET ASSETS - 100.0%	$ 7,568,675

ETF- Exchange Traded Fund
* Non-income producting security
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
# All or a portion of the security is segregated as collateral for swap contracts at December 31, 2016. Total collateral had a value of $800,626 at December 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,807,022 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 814,857
	Unrealized depreciation	(61,859)
	Net unrealized appreciation	$ 752,998

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2016 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Societe Generale	Index Swap ~	0.50%	Index Return	1/6/2017	$ 7,286,346	$ 1,348
				Net Unrealized Loss from Open Swap Contracts		$ 1,348

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the Dow Jones Industrial Average Total Return Index, the S&P Total Return Index and the Nasdaq 100 Total Return Index.

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Fair Value
	COMMON STOCKS - 94.4%
	AEROSPACE/DEFENSE - 1.0%
293	Boeing Co.	$ 45,614
143	Lockheed Martin Corp.	35,741
438	United Technologies Corp.	48,014
		129,369
	AGRICULTURE - 0.5%
497	Altria Group, Inc.	33,607
348	Philip Morris International, Inc.	31,839
		65,446
	AUTO PARTS & EQUIPMENT- 0.8%
3,020	Mobileye NV *	115,122

	BANKS - 0.9%
1,064	Bank of America Corp.	23,514
303	Citigroup, Inc.	18,007
39	Goldman Sachs Group, Inc.	9,339
376	JPMorgan Chase & Co.	32,445
178	US Bancorp.	9,144
476	Wells Fargo & Co.	26,232
		118,681
	BEVERAGES - 0.6%
1,005	Coca-Cola Co.	41,667
371	Pepsi Co.	38,818
		80,485
	BIOTECHNOLOGY - 0.4%
62	Amgen, Inc.	9,065
114	Gilead Sciences, Inc.	8,164
252	Illumina, Inc. *#	32,266
		49,495
	CHEMICALS - 1.0%
16	AdvanSix, Inc. *	354
141	Air Products & Chemicals, Inc.	20,279
804	Dow Chemical Co.	46,005
221	LyondellBasell Industries NV	18,957
176	PPG Industries, Inc.	16,678
179	Praxair, Inc.	20,977
55	Sherwin-Williams Co.	14,781
		138,031
	COMMERCIAL SERVICES - 4.9%
9,434	PayPal Holdings, Inc. *#	372,360
2,505	Total System Services, Inc.	122,820
2,152	Verisk Analytics, Inc. *	174,678
		669,858
	COMPUTERS - 14.2%
3,306	Accenture PLC - Cl. A #	387,232
2,071	Amdocs, Ltd. #	120,636
3,061	Apple, Inc. #	354,525
1,917	Check Point Software Technologies, Ltd. *#	161,910
5,896	Cognizant Technology Solutions Corp. - Cl. A *#	330,353
1,768	Computer Sciences Corp.	105,055
946	Hewlett Packard Enterprise Co.	21,890
2,084	International Business Machines	345,923
2,218	Leidos Holdings, Inc.	113,429
		1,940,953
	COSMETICS/PERSONAL CARE - 0.4%
695	Procter & Gamble Co.	58,436

	DIVERSIFIED FINANANCIAL SERVICES - 0.9%
490	MasterCard, Inc. - Cl. A	50,593
918	Visa, Inc. - Cl. A	71,622
		122,215
	ELECTRONICS - 0.6%
735	Agilent Technologies, Inc.	33,487
396	Honeywell International, Inc.	45,877
		79,364
	ENGINEERING & CONSTRUCTION - 0.0%
65	SBA Communications Corp. - Cl. A *	6,712

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Fair Value
	FOOD - 0.3%
240	Kraft Heinz Co.	$ 20,957
405	Mondelez International, Inc. - Cl. A	17,954
		38,911
	FOREST PRODUCTS & PAPER - 0.1%
285	International Paper Co.	15,122

	HEALTHCARE-PRODUCTS - 7.5%
1,316	Baxter International, Inc. #	58,351
510	Becton Dickinson and Co. #	84,431
2,628	Boston Scientific Corp. *	56,844
158	CR Bard, Inc.	35,496
1,387	Danaher Corp.	107,964
546	DENTSPLY International, Inc.	31,521
466	Edwards Lifesciences Corp. *	43,664
87	Intuitive Surgical, Inc. *	55,173
3,132	Medtronic PLC #	223,092
689	St Jude Medical, Inc.	55,251
771	Stryker Corp. #	92,373
954	Thermo Fisher Scientific, Inc. #	134,609
484	Zimmer Biomet Holdings, Inc.	49,949
		1,028,718
	HEALTHCARE-SERVICES - 6.0%
849	Aetna, Inc. #	105,284
637	Anthem, Inc.	91,581
400	Centene Corp. *	22,604
621	Cigna Corp.	82,835
731	HCA Holdings, Inc. *#	54,109
322	Humana, Inc. #	65,698
226	Laboratory Corp of America Holdings *	29,014
2,158	UnitedHealth Group, Inc. #	345,366
211	Universal Health Services, Inc.	22,446
		818,937
	INSURANCE - 0.2%
198	Berkshire Hathaway, Inc. *	32,270

	INTERNET - 18.8%
421	Alphabet, Inc. - Cl A. *	324,936
399	Alphabet, Inc. - Cl. C *	316,188
48	Amazon.com, Inc. *	35,994
9,918	eBay, Inc. *#	294,465
892	F5 Networks, Inc. *#	129,090
2,365	Facebook, Inc. - Cl. A *	272,093
2,371	Netflix, Inc. *#	293,530
1,184	Palo Alto Networks, Inc. *	148,059
8,390	Symantec Corp.	200,437
9,855	Twitter, Inc. *	160,636
10,116	Yahoo!, Inc. *#	391,186
		2,566,614
	IRON/STEEL - 0.1%
215	Nucor Corp.	12,797

	MEDIA - 0.5%
112	Charter Communications, Inc. *	32,247
286	Comcast Corp.	19,748
188	Walt Disney Co.	19,593
		71,588
	MEDIA - 0.2%
886	Freeport-McMoRan, Inc. *	11,686
362	Newmont Mining Corp.	12,333
		24,019
	MISCELLANEOUS MANUFACTURING - 1.5%
309	3M Co.	55,178
4,615	General Electric Co. #	145,834
		201,012

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Fair Value
	OIL & GAS - 1.5%
139	Anadarko Petroleum Corp.	$ 9,692
447	Chevron Corp.	52,612
283	ConocoPhillips	14,190
124	EOG Resources, Inc.	12,536
984	Exxon Mobil Corp. #	88,816
186	Occidental Petroleum Corp.	13,249
112	Phillips 66	9,678
		200,773
	OIL & GAS SERVICES - 0.3%
191	Halliburton Co.	10,331
308	Schlumberger, Ltd.	25,857
		36,188
	PHARMACEUTICALS - 0.5%
247	Johnson & Johnson	28,457
265	Merck & Co., Inc.	15,601
554	Pfizer, Inc.	17,994
		62,052
	PIPELINES - 0.1%
496	Kinder Morgan, Inc.	10,272

	RETAIL - 0.6%
268	CVS Health Corp.	21,148
144	Home Depot, Inc.	19,308
237	Walgreens Boots Alliance, Inc.	19,614
394	Wal-Mart Stores, Inc.	27,233
		87,303
	SEMICONDUCTORS - 2.1%
614	Applied Materials, Inc.	19,814
182	Broadcom Limited.	32,172
2,688	Intel Corp. #	97,494
245	NVIDIA Corp.	26,151
196	NXP Semiconductor NV *	19,210
837	QUALCOMM, Inc.	54,572
472	Texas Instruments, Inc.	34,442
		283,855
	SOFTWARE - 24.7%
3,892	Adobe Systems, Inc. *#	400,681
2,096	Akamai Technologies, Inc. *#	139,761
994	ANSYS, Inc. *	91,935
2,695	Autodesk, Inc. *#	199,457
3,972	CA, Inc. #	126,190
3,637	Cadence Design Systems, Inc. *	91,725
1,890	CDK Global, Inc.	112,814
739	Cerner Corp. *	35,006
2,099	Citrix Systems, Inc. *#	187,462
3,209	Intuit, Inc. #	367,783
6,187	Microsoft Corp.	384,460
6,522	Oracle Corp. #	250,771
2,280	Red Hat, Inc. *#	158,916
3,941	salesforce.com, Inc. *#	269,801
2,266	ServiceNow, Inc. *	168,454
1,574	Splunk, Inc. *	80,510
1,883	Synopsys, Inc. *	110,833
1,197	Vmware, Inc. *	94,240
1,409	Workday, Inc. *	93,121
		3,363,920

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares			Fair Value
	TELECOMMUNICATIONS - 2.6%
3,070	AT&T, Inc. #		$ 130,567
245	CenturyLink, Inc.		5,826
2,849	Cisco Systems, Inc. #		86,097
604	Frontier Communications Corp.		2,042
152	Level 3 Communications, Inc. *		8,567
356	Sprint Corp. *		2,998
158	T-Mobile US, Inc. *		9,087
2,034	Verizon Communications, Inc. #		108,575
82	Zayo Group Holdings, Inc. *		2,695
			356,454
	TRANSPORTATION - 0.6%
402	Union Pacific Corp.		41,679
362	United Parcel Service, Inc. - Cl. B		41,500
			83,179

	TOTAL COMMON STOCK (Cost $11,855,336)		12,868,151

	SHORT TERM INVESTMENT - 4.8%
	MONEY MARKET FUND - 4.8%
659,089	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.67% ** (Cost $659,089)		659,089

	TOTAL INVESTMENTS - 99.2% (Cost $12,514,425) (a)		$ 13,527,240
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		106,357
	NET ASSETS - 100.0%		$ 13,633,597

* Non-income producting security
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
# All or a portion of the security is segregated as collateral for swap contracts at December 31, 2016. Total collateral had a value of $3,592,609 at December 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,731,505 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 1,035,393
		Unrealized depreciation	(239,658)
		Net unrealized appreciation	$ 795,735

LELAND THOMSON REUTERS VENTURE CAPITAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

SWAP CONTRACTS ***
A list of the outstanding OTC swap agreements held by the Fund at December 31, 2016 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Societe Generale	Index Swap ~	0.45%	Index Return	1/6/2017	$ 13,494,935	$ (2,764)
Societe Generale	Basket Swap ^	1-Month LIBOR + 0.45%	Basket Return	1/6/2017	4,811,204	112,177
				Net Unrealized Gain from Open Swap Contracts		$ 109,413

*** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
~ The Index Swap is made up of the S&P Total Return Index and the Nasdaq 100 Total Return Index.
^ The following table represents the individual equity exposure comprising the Societe Generale Equity Basket Swap as on December 31, 2016.

Societe Generale Equity Basket Swap

Shares	Description	Market Value	Net Unrealized Gain (Loss)		Initial Price	Cost	12/31/2016	Market Value
3,600	Accenture PLC	$ 421,668	$ (1,908)		117.66	423,576.00	117.13	421,668
2,000	Adobe Systems, Inc.	205,900	6,880		99.51	199,020.00	102.95	205,900
667	Alaphabet, Inc. - Cl. A	514,804	15,941		747.92	498,863.00	771.82	514,804
664	Alaphabet, Inc. - Cl. C	526,187	18,672		764.33	507,515.00	792.45	526,187
2,555	Cognizant Technology Solutions Corp.	143,157	4,983		54.08	138,174.00	56.03	143,157
4,800	Ebay, Inc.	142,512	11,040		27.39	131,472.00	29.69	142,512
4,600	Facebook, Inc.	529,230	(230)		115.1	529,460.00	115.05	529,230
3,000	International Business Machines Corp.	497,970	18,510		159.82	479,460.00	165.99	497,970
7,500	Microsoft Corp.	466,050	17,652		59.2	444,000.00	62.14	466,050
2,900	Netflix, Inc.	359,020	19,082		117.22	339,938.00	123.80	359,020
14,000	Oracle Corporation	538,300	(3,500)		38.7	541,800.00	38.45	538,300
6,300	PayPal Holdings, Inc.	248,661	7,119		38.34	241,542.00	39.47	248,661
3,669	salesforce.com, Inc.	251,180	-		68.46	251,180.00	68.46	251,180
2,150	Yahoo!, Inc.	83,141	(2,064)		39.63	85,205.00	38.67	83,141
		Net Unrealized Gain	112,177	-

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Valuation of Underlying Funds - A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts - The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 in valuing the Funds' investments measured at fair value:

Leland International Advantage Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 1,054,769	$ -	$ -	$ 1,054,769
Short-Term Investment	32,751	-	-	32,751
Total	$ 1,087,520	$ -	$ -	$ 1,087,520
Derivatives
Forward Foreign Currency Exchange Contracts **	$ -	$ 22,473	$ -	$ 22,473

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Currency Exchange Contracts **	$ -	$ (12,792)	$ -	$ (12,792)

Leland Currency Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Short-Term Investment	$ 19,001,211	$ -	$ -	$ 19,001,211
Total	$ 19,001,211	$ -	$ -	$ 19,001,211
Derivatives
Forward Foreign Currency Exchange Contracts **	$ -	$ 1,648,445	$ -	$ 1,648,445

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Currency Exchange Contracts **	$ -	$ (932,235)	$ -	$ (932,235)

Leland Thomson Reuters Private Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 6,580,823	$ -	$ -	$ 6,580,823
Real Estate Investment Trusts	35,175	-	-	35,175
Short-Term Investment	944,022	-	-	944,022
Total	$ 7,560,020	$ -	$ -	$ 7,560,020
Derivatives
Swap Contracts ***	$ -	$ 1,348	$ -	$ 1,348

Leland Thomson Reuters Venture Capital Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 12,868,151	$ -	$ -	$ 12,868,151
Short-Term Investment	659,089	-	-	659,089
Total	$ 13,527,240	$ -	$ -	$ 13,527,240
Derivatives
Swap Contracts ***	$ -	$ 109,413	$ -	$ 109,413

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Portfolios of Investments for industry classifications.
** Amount shown represents unrealized gain (loss) at period end.
*** Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

LELAND FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, the Funds generally enter into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2016, the amount of unrealized gain on forward foreign currency exchange contracts subject to currency price risk amounted to $9,681 and $716,210 for the Leland International Advantage Fund and Leland Tactical Currency Strategy Fund, respectively.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Underlying Investment in Other Investment Companies - The Leland International Advantage Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares Core MSCI EAFE ETF  and the Leland Currency Strategy Fund currency seeks to achieve its investment objective by investing a portion of its assets in Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class  (the "Securities"). The Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov” or on the Securities’ websites. As of December 31, 2016, the percentage of the Leland International Advantage Fund’s net assets invested in the iShares Core MSCI EAFE ETF was 92.1%, and the percentage of the Leland Currency Strategy Fund's net assets invested in Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class was 78.9%.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of December 31, 2016, the Leland Thomson Reuters Private Equity Fund and Leland Thomson Reuters Venture Capital Fund had net unrealized gain from open swap contracts in the amount of $1,348 and $109,413 respectively.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 2/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 2/22/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/22/2017